Attachment 4

Gain on Sale of Clearwater
Settlement Date 1/6/2012

Per Balance Sheet at 12/31/2011		Journal Entry

			DR	CR
Property and Equipment
Land	382,500	Land		382,500
Building & Site Improvements	3,226,426	Building & Improvements		3,226,426
FF&E	893,844	FF&E		893,844
	4,502,770	Accumulated Depreciation	3,148,401
Less: Accumulated Depreciation	(3,148,401)	Hotel Operating Cash		23,496
		Receivables		57,186
Net	1,354,369	Acq Fees		204,021
		A/A Acq Fees	156,595
Hotel Operating Cash	23,496	Property Purchase Costs		12,651
Receivables,net	57,186	A/A-PP	9,686
Acq Fees	204,021	Loan Refinance Fees		36,659
A/A-Acq Fees	(156,595)	A/A-Ref Fees	13,946
Property Purchase Costs	12,651	Accounts payable and acc exp	34,033
A/A-PP	(9,686)	Hotel Trade Payables	60,547
Loan Refinance Fees	36,659	Mortgages Payable	1,044,076
A/A-Ref Fees	(13,946)	Cash Held in Escrow		100,000
		Cash, net of charges due from seller	697,570
Total Assets	1,508,155	Excess Deposit	100,000
		Prepayment Penalty Expense	52,204
Accounts payable and accrued exp	(34,033)	County Taxes	1,121
Hotel Trade Payables	(60,547)	Misc settlement expense	32,958
Mortgage Payable	(1,044,076)
Liabilities applicable to Property &		Misc settlement expense	949
Equipment Held for Sale		Misc settlement expense	2,000
		Gain from Sale of Clearwater		417,303
Total Liabilities	(1,138,656)
		Total	5,354,086	5,354,086